Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Summary of Depreciation is Calculated on a Straight-line Basis Over the Estimated Useful Lives (Details)
12 Months Ended
Dec. 31, 2021
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property plant and equipment	3 years
Building Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property plant and equipment	10 years